Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 7.7%
482,158	(1)	Alphabet, Inc. - Class A	$50,014,249	3.4
419,296	(1)	Alphabet, Inc. - Class C	43,606,784	3.0
9,686	(1)	Charter Communications, Inc.	3,463,811	0.2
43,668	(1)	Meta Platforms, Inc.	9,254,996	0.6
18,190	(1)	NetFlix, Inc.	6,284,281	0.4
11,215	(1)	Walt Disney Co.	1,122,958	0.1
			113,747,079	7.7

		Consumer Discretionary: 14.0%
34,558	(1)	Airbnb, Inc.	4,299,015	0.3
818,896	(1)	Amazon.com, Inc.	84,583,768	5.7
3,572	(1)	Booking Holdings, Inc.	9,474,409	0.6
54,457		Home Depot, Inc.	16,071,350	1.1
48,103		Lowe's Cos, Inc.	9,619,157	0.6
24,443		Marriott International, Inc.	4,058,516	0.3
16,545		McDonald's Corp.	4,626,147	0.3
110,835		Nike, Inc. - Class B	13,592,804	0.9
38,033		Starbucks Corp.	3,960,376	0.3
238,117	(1)	Tesla, Inc.	49,399,753	3.3
106,931		TJX Cos., Inc.	8,379,113	0.6
			208,064,408	14.0

		Consumer Staples: 6.5%
269,801		Coca-Cola Co.	16,735,756	1.1
46,904		Colgate-Palmolive Co.	3,524,835	0.2
40,791		Costco Wholesale Corp.	20,267,824	1.4
20,760		Dollar General Corp.	4,369,150	0.3
21,139		Estee Lauder Cos., Inc.	5,209,918	0.4
18,376		Kimberly-Clark Corp.	2,466,427	0.2
62,376	(1)	Monster Beverage Corp.	3,368,928	0.2
107,627		PepsiCo, Inc.	19,620,402	1.3
92,647		Procter & Gamble Co.	13,775,682	0.9
46,767		Sysco Corp.	3,611,815	0.2
23,509		Target Corp.	3,893,796	0.3
			96,844,533	6.5

		Energy: 0.7%
39,383		EOG Resources, Inc.	4,514,473	0.3
60,385		Occidental Petroleum Corp.	3,769,836	0.2
12,039		Pioneer Natural Resources Co.	2,458,845	0.2
			10,743,154	0.7

		Financials: 6.7%
3,484		American Express Co.	574,686	0.0
17,779		Aon PLC	5,605,541	0.4
65,356		Blackstone, Inc.	5,740,871	0.4
77,720		Charles Schwab Corp.	4,070,974	0.3
4,921	(1)	Fiserv, Inc.	556,221	0.0
40,750		Marsh & McLennan Cos., Inc.	6,786,912	0.5
78,397		Mastercard, Inc. - Class A	28,490,254	1.9
13,882		Moody's Corp.	4,248,170	0.3
32,341	(1)	PayPal Holdings, Inc.	2,455,975	0.2
46,792		Progressive Corp.	6,694,063	0.4
149,765		Visa, Inc. - Class A	33,766,017	2.3
			98,989,684	6.7

		Health Care: 10.4%
20,854		Abbott Laboratories	2,111,676	0.1
162,830		AbbVie, Inc.	25,950,217	1.7
41,325		Amgen, Inc.	9,990,319	0.7
7,209		Baxter International, Inc.	292,397	0.0
4,292		Cigna Corp.	1,096,735	0.1
4,044		Danaher Corp.	1,019,250	0.1
56,895	(1)	Edwards Lifesciences Corp.	4,706,923	0.3
6,751		Elevance Health, Inc.	3,104,177	0.2
63,192		Eli Lilly & Co.	21,701,397	1.5
1,878	(1)	GE HealthCare Technologies, Inc.	154,052	0.0
1,209		HCA Healthcare, Inc.	318,789	0.0
8,222		Humana, Inc.	3,991,452	0.3
29,891	(1)	Intuitive Surgical, Inc.	7,636,254	0.5
2,474		McKesson Corp.	880,868	0.1
97,656		Merck & Co., Inc.	10,389,622	0.7
1,829	(1)	Moderna, Inc.	280,898	0.0
1,390	(1)	Regeneron Pharmaceuticals, Inc.	1,142,121	0.1
17,317		Stryker Corp.	4,943,484	0.3
4,398		Thermo Fisher Scientific, Inc.	2,534,875	0.2
78,422		UnitedHealth Group, Inc.	37,061,453	2.5
22,239	(1)	Vertex Pharmaceuticals, Inc.	7,006,842	0.5
43,377		Zoetis, Inc.	7,219,668	0.5
			153,533,469	10.4

		Industrials: 6.0%
35,315		Automatic Data Processing, Inc.	7,862,178	0.5
15,876	(1)	Boeing Co.	3,372,539	0.2
41,759		Caterpillar, Inc.	9,556,129	0.7
48,740		CSX Corp.	1,459,276	0.1
25,015		Deere & Co.	10,328,193	0.7
16,690		Emerson Electric Co.	1,454,367	0.1
5,634		General Electric Co.	538,610	0.0
18,255		Honeywell International, Inc.	3,488,896	0.2
25,309		Illinois Tool Works, Inc.	6,161,476	0.4
20,979		Lockheed Martin Corp.	9,917,403	0.7
1,573		Northrop Grumman Corp.	726,286	0.1
153,096	(1)	Uber Technologies, Inc.	4,853,143	0.3
56,622		Union Pacific Corp.	11,395,744	0.8
60,412		United Parcel Service, Inc. - Class B	11,719,324	0.8
35,409		Waste Management, Inc.	5,777,686	0.4
			88,611,250	6.0

		Information Technology: 44.8%
58,378		Accenture PLC	16,685,016	1.1
42,125	(1)	Adobe, Inc.	16,233,711	1.1
117,262	(1)	Advanced Micro Devices, Inc.	11,492,849	0.8
9,362		Analog Devices, Inc.	1,846,374	0.1
1,384,703		Apple, Inc.	228,337,525	15.4
77,527		Applied Materials, Inc.	9,522,641	0.6
13,394	(1)	Atlassian Corp.	2,292,651	0.1
20,040	(1)	Autodesk, Inc.	4,171,526	0.3
36,389		Broadcom, Inc.	23,344,999	1.6
55,385		International Business Machines Corp.	7,260,420	0.5
25,389		Intuit, Inc.	11,319,178	0.8
12,755		KLA Corp.	5,091,413	0.3
12,417		Lam Research Corp.	6,582,500	0.4
18,852		Micron Technology, Inc.	1,137,530	0.1

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (continued)

689,384	Microsoft Corp.	198,749,407	13.4
217,978	Nvidia Corp.	60,547,749	4.1
96,751	Oracle Corp.	8,990,103	0.6
27,387	(1) Palo Alto Networks, Inc.	5,470,279	0.4
103,235	Qualcomm, Inc.	13,170,721	0.9
18,975	(1) Salesforce, Inc.	3,790,826	0.2
18,681	(1) ServiceNow, Inc.	8,681,434	0.6
26,722	(1) Snowflake, Inc. - Class A	4,122,937	0.3
57,270	Texas Instruments, Inc.	10,652,793	0.7
9,577	(1) VMware, Inc.	1,195,689	0.1
18,387	(1) Workday, Inc.	3,797,651	0.3
		664,487,922	44.8

	Materials: 0.8%
20,170	Ecolab, Inc.	3,338,740	0.2
9,559	Linde PLC	3,397,651	0.2
22,029	Sherwin-Williams Co.	4,951,459	0.4
5,157	Southern Copper Corp.	393,221	0.0
		12,081,071	0.8

	Real Estate: 1.4%
32,786	American Tower Corp.	6,699,491	0.5
39,748	Crown Castle, Inc.	5,319,872	0.4
6,415	Equinix, Inc.	4,625,472	0.3
11,429	Public Storage, Inc.	3,453,158	0.2
		20,097,993	1.4

	Total Common Stock
	(Cost $613,128,964)	1,467,200,563	99.0

EXCHANGE-TRADED FUNDS: 0.9%
98,472	iShares Russell Top 200 Growth ETF	13,680,715	0.9

	Total Exchange-Traded Funds
	(Cost $12,442,348)	13,680,715	0.9

	Total Long-Term Investments
	(Cost $625,571,312)	1,480,881,278	99.9

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
3,190,000	(2) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
	(Cost $3,190,000)	3,190,000	0.2

	Total Short-Term Investments
	(Cost $3,190,000)	3,190,000	0.2

	Total Investments in Securities (Cost $628,761,312)	$1,484,071,278	100.1
	Liabilities in Excess of Other Assets	(1,394,080)	(0.1)
	Net Assets	$1,482,677,198	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2023.

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$1,467,200,563	$–	$–	$1,467,200,563
Exchange-Traded Funds	13,680,715	–	–	13,680,715
Short-Term Investments	3,190,000	–	–	3,190,000
Total Investments, at fair value	$1,484,071,278	$–	$–	$1,484,071,278
Other Financial Instruments+
Futures	165,613	–	–	165,613
Total Assets	$1,484,236,891	$–	$–	$1,484,236,891

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2023, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	19	06/16/23	$3,930,863	$165,613
			$3,930,863	$165,613

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $629,406,559.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$862,190,998
Gross Unrealized Depreciation	(7,360,666)
Net Unrealized Appreciation	$854,830,332